Property and Equipment, net - Asset Retirement Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 4,653	$ 5,094
Liabilities Incurred	0	0
Remediation Performed	0	(441)
Accretion Expense	0	0
Derecognition	(4,653)	0
Ending balance	$ 0	$ 4,653